Aptus Large Cap Enhanced Yield ETF
Schedule of Investments
July 31, 2023 (Unaudited)
Shares		Security Description	Value
		COMMON STOCKS - 100.0%
		Basic Materials - 2.1%
84		Air Products and Chemicals, Inc.	$25,648
42		Albemarle Corporation	8,916
336		Dow, Inc.	18,974
147		DuPont de Nemours, Inc.	11,412
105		Ecolab, Inc.	19,230
483		Freeport-McMoRan, Inc.	21,566
80		International Flavors & Fragrances, Inc.	6,769
168		Linde plc	65,633
105		LyondellBasell Industries N.V. - Class A	10,380
252		Newmont Corporation	10,816
84		Nucor Corporation	14,455
105		PPG Industries, Inc.	15,109
105		Sherwin-Williams Company	29,032
252		Southern Copper Corporation	22,035
38		Steel Dynamics, Inc.	4,050
			284,025
		Communications - 13.5%
189		Airbnb, Inc. - Class A (a)	28,764
4,011		Alphabet, Inc. - Class A (a)	532,340
3,213		Amazon.com, Inc. (a)	429,514
84		Arista Networks, Inc. (a)	13,027
2,583		AT&T, Inc.	37,505
63		CDW Corporation	11,785
42		Charter Communications, Inc. - Class A (a)	17,018
294		Chewy, Inc. - Class A (a)	9,967
1,470		Cisco Systems, Inc.	76,499
1,512		Comcast Corporation - Class A	68,433
399		Corning, Inc.	13,542
588		Coupang, Inc. (a)	10,672
126		DoorDash, Inc. - Class A (a)	11,439
168		eBay, Inc.	7,478
168		Expedia Group, Inc. (a)	20,585
168		Fox Corporation - Class A	5,620
798		Meta Platforms, Inc. - Class A (a)	254,243
42		Motorola Solutions, Inc.	12,038
147		Netflix, Inc. (a)	64,529
63		Omnicom Group, Inc.	5,331
84		Palo Alto Networks, Inc. (a)	20,997
231		Pinterest, Inc. - Class A (a)	6,697
525		Snap, Inc. - Class A (a)	5,964
63		Spotify Technology SA (a)	9,413
210		T-Mobile US, Inc. (a)	28,932
147		Trade Desk, Inc. - Class A (a)	13,415
609		Uber Technologies, Inc. (a)	30,121
21		VeriSign, Inc. (a)	4,430
1,512		Verizon Communications, Inc.	51,529
651		Walt Disney Company (a)	57,867
840		Warner Bros. Discovery, Inc. (a)	10,979
			1,870,673
		Consumer, Cyclical - 9.2%
84		Aptiv plc (a)	9,197
147		Best Buy Company, Inc.	12,208
882		Carnival Corporation (a)	16,617
21		Churchill Downs, Inc.	2,433
252		Copart, Inc. (a)	22,274
147		Costco Wholesale Corporation	82,419
63		Cummins, Inc.	16,430
126		D.R. Horton, Inc.	16,005
21		Darden Restaurants, Inc.	3,547
210		Delta Air Lines, Inc.	9,715
105		Dollar General Corporation	17,730
59		Dollar Tree, Inc. (a)	9,106
189		Fastenal Company	11,077
63		Ferguson plc	10,182
42		Ferrari NV	13,456
1,365		Ford Motor Company	18,032
567		General Motors Company	21,756
42		Genuine Parts Company	6,540
126		Hilton Worldwide Holdings, Inc.	19,592
357		Home Depot, Inc.	119,181
252		Las Vegas Sands Corporation (a)	15,072
84		Lennar Corporation - Class A	10,654
63		Live Nation Entertainment, Inc. (a)	5,528
210		Lowe's Companies, Inc.	49,197
42		Lululemon Athletica, Inc. (a)	15,898
105		Marriott International, Inc. - Class A	21,190
252		McDonald's Corporation	73,886
273		Mobileye Global, Inc. - Class A (a)	10,423
441		NIKE, Inc. - Class B	48,682
21		O'Reilly Automotive, Inc. (a)	19,442
252		PACCAR, Inc.	21,705
59		PulteGroup, Inc.	4,979
168		Ross Stores, Inc.	19,260
126		Royal Caribbean Cruises, Ltd. (a)	13,748
189		Southwest Airlines Company	6,456
399		Starbucks Corporation	40,526
189		Target Corporation	25,793
966		Tesla, Inc. (a)	258,337
399		TJX Companies, Inc.	34,525
63		Tractor Supply Company	14,111
21		Ulta Beauty, Inc. (a)	9,341
105		United Airlines Holdings, Inc. (a)	5,703
273		Walgreens Boots Alliance, Inc.	8,182
504		Walmart, Inc.	80,569
126		Yum China Holdings, Inc.	7,689
126		Yum! Brands, Inc.	17,346
			1,275,739
		Consumer, Non-cyclical - 19.9%
630		Abbott Laboratories	70,138
630		AbbVie, Inc.	94,235
42		Align Technology, Inc. (a)	15,871
21		Alnylam Pharmaceuticals, Inc. (a)	4,103
630		Altria Group, Inc.	28,615
84		AmerisourceBergen Corporation	15,700
189		Amgen, Inc.	44,254
168		Archer-Daniels-Midland Company	14,273
147		Automatic Data Processing, Inc.	36,347
168		Baxter International, Inc.	7,599
105		Becton Dickinson and Company	29,255
42		Biogen, Inc. (a)	11,348
63		BioMarin Pharmaceutical, Inc. (a)	5,540
210		Block, Inc. (a)	16,911
42		Booz Allen Hamilton Holding Corporation	5,085
588		Boston Scientific Corporation (a)	30,488
756		Bristol-Myers Squibb Company	47,016
147		Brown-Forman Corporation - Class B	10,378
84		Cardinal Health, Inc.	7,683
252		Centene Corporation (a)	17,159
63		Church & Dwight Company, Inc.	6,027
105		Cigna Group	30,985
42		Cintas Corporation	21,086
38		Clorox Company	5,756
1,407		Coca-Cola Company	87,135
273		Colgate-Palmolive Company	20,819
139		Conagra Brands, Inc.	4,561
42		Constellation Brands, Inc. - Class A	11,458
336		Corteva, Inc.	18,960
210		CoStar Group, Inc. (a)	17,634
462		CVS Health Corporation	34,507
231		Danaher Corporation	58,919
168		Dexcom, Inc. (a)	20,926
252		Edwards Lifesciences Corporation (a)	20,682
84		Elevance Health, Inc.	39,617
273		Eli Lilly & Company	124,092
42		Equifax, Inc.	8,571
105		Estée Lauder Companies, Inc. - Class A	18,900
38		Exact Sciences Corporation (a)	3,706
21		FleetCor Technologies, Inc. (a)	5,227
21		Fortrea Holdings, Inc. (a)	671
21		Gartner, Inc. (a)	7,425
210		GE HealthCare Technologies, Inc.	16,380
189		General Mills, Inc.	14,126
441		Gilead Sciences, Inc.	33,578
80		Global Payments, Inc.	8,820
105		HCA Healthcare, Inc.	28,645
63		Hershey Company	14,573
59		Hologic, Inc. (a)	4,686
63		Horizon Therapeutics plc (a)	6,317
168		Hormel Foods Corporation	6,868
42		Humana, Inc.	19,187
42		ICON plc (a)	10,559
21		IDEXX Laboratories, Inc. (a)	11,649
84		Illumina, Inc. (a)	16,141
21		Insulet Corporation (a)	5,812
126		Intuitive Surgical, Inc. (a)	40,874
105		IQVIA Holdings, Inc. (a)	23,495
21		J.M. Smucker Company	3,164
945		Johnson & Johnson	158,316
105		Kellogg Company	7,023
294		Kenvue, Inc. (a)	6,962
462		Keurig Dr Pepper, Inc.	15,713
105		Kimberly-Clark Corporation	13,555
399		Kraft Heinz Company	14,436
294		Kroger Company	14,300
21		Laboratory Corporation of America Holdings	4,493
38		Lamb Weston Holdings, Inc.	3,938
84		McCormick & Company, Inc.	7,516
63		Mckesson Corporation	25,351
462		Medtronic plc	40,545
924		Merck & Company, Inc.	98,545
126		Moderna, Inc. (a)	14,825
483		Mondelez International, Inc. - Class A	35,805
336		Monster Beverage Corporation (a)	19,317
42		Moody's Corporation	14,815
378		PayPal Holdings, Inc. (a)	28,660
483		PepsiCo, Inc.	90,543
1,995		Pfizer, Inc.	71,940
546		Philip Morris International, Inc.	54,447
861		Procter & Gamble Company	134,574
42		Quanta Services, Inc.	8,468
21		Regeneron Pharmaceuticals, Inc. (a)	15,580
63		ResMed, Inc.	14,008
147		Rollins, Inc.	6,002
189		Royalty Pharma plc - Class A	5,931
105		S&P Global, Inc.	41,424
63		Seagen, Inc. (a)	12,082
21		STERIS plc	4,737
105		Stryker Corporation	29,758
252		Sysco Corporation	19,230
126		Thermo Fisher Scientific, Inc.	69,131
97		Tyson Foods, Inc. - Class A	5,405
21		United Rentals, Inc.	9,758
336		UnitedHealth Group, Inc.	170,140
63		Verisk Analytics, Inc.	14,423
84		Vertex Pharmaceuticals, Inc. (a)	29,597
42		West Pharmaceutical Services, Inc.	15,458
105		Zimmer Biomet Holdings, Inc.	14,506
147		Zoetis, Inc.	27,649
			2,733,442
		Energy - 4.4%
336		Baker Hughes Company	12,025
63		Cheniere Energy, Inc.	10,197
651		Chevron Corporation	106,543
441		ConocoPhillips	51,915
147		Constellation Energy Corporation	14,208
252		Coterra Energy, Inc.	6,940
210		Devon Energy Corporation	11,340
42		Diamondback Energy, Inc.	6,187
63		Enphase Energy, Inc. (a)	9,565
210		EOG Resources, Inc.	27,831
1,470		Exxon Mobil Corporation	157,643
42		First Solar, Inc. (a)	8,711
278		Halliburton Company	10,864
84		Hess Corporation	12,745
756		Kinder Morgan, Inc.	13,389
168		Marathon Petroleum Corporation	22,347
399		Occidental Petroleum Corporation	25,189
147		ONEOK, Inc.	9,855
168		Phillips 66	18,740
84		Pioneer Natural Resources Company	18,956
546		Schlumberger, Ltd.	31,854
55		Targa Resources Corporation	4,510
105		Valero Energy Corporation	13,536
399		Williams Companies, Inc.	13,746
			618,836
		Financial - 13.7%
252		Aflac, Inc.	18,230
38		Alexandria Real Estate Equities, Inc.	4,776
126		Allstate Corporation	14,198
210		American Express Company	35,465
315		American International Group, Inc.	18,988
168		American Tower Corporation	31,972
21		Ameriprise Financial, Inc.	7,317
63		Aon plc - Class A	20,065
189		Apollo Global Management, Inc.	15,443
168		Arch Capital Group, Ltd. (a)	13,052
84		Ares Management Corporation - Class A	8,334
84		Arthur J Gallagher & Company	18,043
63		AvalonBay Communities, Inc.	11,885
2,541		Bank of America Corporation	81,312
252		Bank of New York Mellon Corporation	11,431
651		Berkshire Hathaway, Inc. - Class B (a)	229,126
42		BlackRock, Inc.	31,032
378		Blackstone, Inc.	39,611
84		Brown & Brown, Inc.	5,918
126		Capital One Financial Corporation	14,745
147		CBRE Group, Inc. - Class A (a)	12,247
546		Charles Schwab Corporation	36,091
147		Chubb, Ltd.	30,048
38		Cincinnati Financial Corporation	4,088
693		Citigroup, Inc.	33,028
105		CME Group, Inc.	20,891
168		Crown Castle, Inc.	18,193
126		Digital Realty Trust, Inc.	15,702
84		Discover Financial Services	8,866
21		Equinix, Inc.	17,008
189		Equity Residential	12,463
42		Extra Space Storage, Inc.	5,862
231		Fifth Third Bancorp	6,722
105		Goldman Sachs Group, Inc.	37,366
105		Hartford Financial Services Group, Inc.	7,547
483		Huntington Bancshares, Inc.	5,912
126		Interactive Brokers Group, Inc. - Class A	11,004
189		Intercontinental Exchange, Inc.	21,697
189		Invitation Homes, Inc.	6,709
80		Iron Mountain, Inc.	4,912
1,050		JPMorgan Chase & Company	165,858
294		KKR & Company, Inc.	17,458
42		M&T Bank Corporation	5,874
168		Marsh & McLennan Companies, Inc.	31,655
294		Mastercard, Inc. - Class A	115,918
336		MetLife, Inc.	21,158
21		Mid-America Apartment Communities, Inc.	3,143
462		Morgan Stanley	42,301
156		Nasdaq, Inc.	7,876
1,617		NU Holdings, Ltd./Cayman Islands - Class A (a)	12,871
126		PNC Financial Services Group, Inc.	17,248
59		Principal Financial Group, Inc.	4,712
231		Progressive Corporation	29,101
357		Prologis, Inc.	44,536
168		Prudential Financial, Inc.	16,210
63		Public Storage	17,750
63		Raymond James Financial, Inc.	6,934
315		Realty Income Corporation	19,206
303		Regions Financial Corporation	6,172
672		Rocket Companies, Inc. - Class A (a)	7,345
42		SBA Communications Corporation	9,196
168		Simon Property Group, Inc.	20,933
105		State Street Corporation	7,606
21		Sun Communities, Inc.	2,736
63		T. Rowe Price Group, Inc.	7,765
105		Travelers Companies, Inc.	18,124
441		Truist Financial Corporation	14,650
525		US Bancorp	20,832
126		Ventas, Inc.	6,114
441		VICI Properties, Inc.	13,883
567		Visa, Inc. - Class A	134,793
1,386		Wells Fargo & Company	63,978
231		Welltower, Inc.	18,977
378		Weyerhaeuser Company	12,875
21		Willis Towers Watson plc	4,438
			1,897,525
		Industrial - 7.3%
231		3M Company	25,756
210		Agilent Technologies, Inc.	25,572
63		AMETEK, Inc.	9,992
231		Amphenol Corporation - Class A	20,400
231		Ball Corporation	13,557
189		Boeing Company (a)	45,143
42		Builders FirstSource, Inc. (a)	6,066
273		Carrier Global Corporation	16,257
168		Caterpillar, Inc.	44,549
441		CNH Industrial NV	6,333
798		CSX Corporation	26,589
84		Deere & Company	36,086
42		Dover Corporation	6,131
126		Eaton Corporation plc	25,870
273		Emerson Electric Company	24,938
38		Expeditors International of Washington, Inc.	4,837
105		FedEx Corporation	28,345
105		Fortive Corporation	8,227
63		Garmin, Ltd.	6,671
105		General Dynamics Corporation	23,476
378		General Electric Company	43,183
38		Graco, Inc.	3,014
63		HEICO Corporation	11,087
231		Honeywell International, Inc.	44,844
273		Howmet Aerospace, Inc.	13,961
105		Illinois Tool Works, Inc.	27,649
189		Ingersoll Rand, Inc.	12,336
21		J.B. Hunt Transport Services, Inc.	4,283
231		Johnson Controls International plc	16,066
84		Keysight Technologies, Inc. (a)	13,531
84		L3Harris Technologies, Inc.	15,917
63		Lockheed Martin Corporation	28,121
21		Martin Marietta Materials, Inc.	9,376
42		Norfolk Southern Corporation	9,811
63		Northrop Grumman Corporation	28,035
21		Old Dominion Freight Line, Inc.	8,809
210		Otis Worldwide Corporation	19,102
21		Owens Corning	2,940
63		Parker-Hannifin Corporation	25,831
105		Republic Services, Inc.	15,866
21		Rockwell Automation, Inc.	7,062
525		RTX Corporation	46,163
189		Symbotic, Inc. (a)	12,009
105		TE Connectivity, Ltd.	15,066
63		Trane Technologies plc	12,565
21		TransDigm Group, Inc.	18,894
210		Union Pacific Corporation	48,724
252		United Parcel Service, Inc. - Class B	47,157
42		Vulcan Materials Company	9,261
147		Waste Management, Inc.	24,077
38		Westinghouse Air Brake Technologies Corporation	4,501
38		Xylem, Inc.	4,284
			1,008,320
		Technology - 27.5% (b)
210		Accenture plc - Class A	66,433
210		Activision Blizzard, Inc. (a)	19,480
168		Adobe, Inc. (a)	91,757
567		Advanced Micro Devices, Inc. (a)	64,865
168		Analog Devices, Inc.	33,521
5,334		Apple, Inc.	1,047,864
294		Applied Materials, Inc.	44,567
84		Atlassian Corporation - Class A (a)	15,283
63		Autodesk, Inc. (a)	13,355
147		Broadcom, Inc.	132,101
21		Broadridge Financial Solutions, Inc.	3,526
84		Cadence Design Systems, Inc. (a)	19,657
105		Cloudflare, Inc. - Class A (a)	7,221
168		Cognizant Technology Solutions Corporation - Class A	11,093
63		Crowdstrike Holdings, Inc. - Class A (a)	10,185
105		Datadog, Inc. - Class A (a)	12,256
231		Dell Technologies, Inc. - Class C	12,224
84		Electronic Arts, Inc.	11,453
42		Entegris, Inc.	4,608
189		Fidelity National Information Services, Inc.	11,412
189		Fiserv, Inc. (a)	23,854
231		Fortinet, Inc. (a)	17,953
252		GLOBALFOUNDRIES, Inc. (a)	16,050
420		Hewlett Packard Enterprise Company	7,300
315		HP, Inc.	10,341
1,428		Intel Corporation	51,080
315		International Business Machines Corporation	45,417
84		Intuit, Inc.	42,983
42		KLA Corporation	21,586
42		Lam Research Corporation	30,177
357		Marvell Technology, Inc.	23,251
231		Microchip Technology, Inc.	21,700
399		Micron Technology, Inc.	28,485
2,667		Microsoft Corporation	895,899
21		MongoDB, Inc. (a)	8,891
21		Monolithic Power Systems, Inc.	11,749
21		MSCI, Inc.	11,510
882		NVIDIA Corporation	412,150
105		NXP Semiconductors NV	23,413
168		ON Semiconductor Corporation (a)	18,102
525		Oracle Corporation	61,546
714		Palantir Technologies, Inc. - Class A (a)	14,166
168		Paychex, Inc.	21,079
21		Paycom Software, Inc.	7,744
378		QUALCOMM, Inc.	49,960
189		ROBLOX Corporation - Class A (a)	7,418
21		Roper Technologies, Inc.	10,354
357		Salesforce, Inc. (a)	80,329
63		ServiceNow, Inc. (a)	36,729
38		Skyworks Solutions, Inc.	4,346
105		Snowflake, Inc. - Class A (a)	18,660
42		Synopsys, Inc. (a)	18,976
42		Take-Two Interactive Software, Inc. (a)	6,423
42		Teradyne, Inc.	4,743
315		Texas Instruments, Inc.	56,700
42		Veeva Systems, Inc. - Class A (a)	8,577
126		VMware, Inc. - Class A (a)	19,861
63		Workday, Inc. - Class A (a)	14,939
			3,797,302
		Utilities - 2.4%
84		Ameren Corporation	7,196
231		American Electric Power Company, Inc.	19,575
63		American Water Works Company, Inc.	9,288
38		Atmos Energy Corporation	4,625
210		CenterPoint Energy, Inc.	6,319
80		CMS Energy Corporation	4,886
126		Consolidated Edison, Inc.	11,952
357		Dominion Energy, Inc.	19,117
63		DTE Energy Company	7,201
315		Duke Energy Corporation	29,490
126		Edison International	9,067
63		Entergy Corporation	6,470
105		Eversource Energy	7,595
483		Exelon Corporation	20,218
189		FirstEnergy Corporation	7,445
714		NextEra Energy, Inc.	52,336
924		PG&E Corporation (a)	16,272
240		PPL Corporation	6,607
168		Public Service Enterprise Group, Inc.	10,604
126		Sempra	18,777
378		Southern Company	27,345
105		WEC Energy Group, Inc.	9,435
294		Xcel Energy, Inc.	18,443
			330,263
		TOTAL COMMON STOCKS (Cost $13,671,127)	13,816,125

		SHORT-TERM INVESTMENTS - 0.0% (c)
4,671		First American Treasury Obligations Fund - Class X, 5.20% (d)	4,671
		TOTAL SHORT-TERM INVESTMENTS (Cost $4,671)	4,671

		Total Investments (Cost $13,675,798) - 100.0%	13,820,796
		Liabilities in Excess of Other Assets - (0.0)% (c)	(1,082)
		NET ASSETS - 100.0%	$13,819,714

		Percentages are stated as a percent of net assets.
	(a)	Non-income producing security.
	(b)	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
	(c)	Represents less than 0.05% of net assets.
	(d)	Rate shown is the annualized seven-day yield as of July 31, 2023.

Summary of Fair Value Disclosure at July 31, 2023 (Unaudited)

The Fund utilizes various methods to measure fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in marketplace, liquidity of markets, and other characteristics particular to security.
To the extent that the valuation is based on models or inputs that are less observable or unobservable in market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2023:

Aptus Large Cap Enhanced Yield ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$13,816,125	$-	$-	$13,816,125
Short-Term Investments	4,671	-	-	4,671
Total Investments in Securities	$13,820,796	$-	$-	$13,820,796

^ See Schedule of Investments for breakout of investments by sector classification.
For the period ended July 31, 2023, the Fund did not recognize any transfers to or from Level 3.